Form N-1A Cover	Apr. 28, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Mutual Fund and Variable Insurance Trust
Document Effective Date	May 01, 2026
Entity Central Index Key	0000810695
Document Creation Date	Apr. 28, 2026
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Prospectus Date	May 01, 2026